2 SIGNIFICANT ACCOUNTING POLICIES: Foreign currencies (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Foreign currencies

Foreign currencies

IFRS requires that the functional currency of each entity in the consolidated group be determined separately and that each entity’s financial results and position should be measured using the currency of the primary economic environment in which the entity operates. The functional currency of the Company is the Canadian Dollar, the functional currency of its wholly-owned legal subsidiaries are:

Snipp Interactive Inc. (formerly Consumer Impulse, Inc.), - U.S. Dollar;

Snipp Interactive (India) Private Limited, - Indian Rupee;

Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited), - European Euro;

Snipp Interactive Limited (United Kingdom), - British Pound;

Snipp Interactive AG, - Swiss Franc;

Snipp Cann Inc, - U.S. Dollar;

Hip Digital Media, Inc. (USA), - U.S. Dollar; and

Hip Digital Media Inc. (Canada), - Canadian Dollar.

The presentation currency of the Company’s consolidated financial statements is the U.S. dollar (“$”). Under IFRS, when the Company translates the financial statements of entities from their functional currency to the presentation currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the end of the reporting period. Share capital, warrants, equity reserves, other comprehensive income, and deficit are translated into U.S. dollars at historical exchange rates. Revenues and expenses are translated into U.S. dollars at the average exchange rate for the period. Foreign exchange gains and losses on translation are included in other comprehensive loss. Within each entity, transactions denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the dates of the transactions, and monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the end of the reporting period. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in profit or loss.

Foreign exchange gains and losses on intercompany loans receivable from foreign operations, for which settlement is neither planned nor likely to occur in the foreseeable future are recognized in other comprehensive income and accumulated in a separate component of equity, irrespective of the currency the intercompany loan is denominated in. In substance, such an item forms part of the Company’s net investment in the foreign operation. Such items are reclassified from equity to profit or loss on disposal of the net investment in foreign operations.